Calvert
Balanced Fund
June 30, 2021
Schedule of Investments (Unaudited)

Asset-Backed Securities — 4.6%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$437	$ 468,855
Affirm Asset Securitization Trust:
Series 2020-A, Class A, 2.10%, 2/18/25(1)	1,017	1,026,446
Series 2021-A, Class A, 0.88%, 8/15/25(1)	305	305,539
Avant Loans Funding Trust, Series 2019-A, Class C, 4.65%, 4/15/26(1)	1,055	1,059,986
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	88	89,802
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,794	1,795,411
Conn's Receivables Funding, LLC:
Series 2019-B, Class B, 3.62%, 6/17/24(1)	107	107,114
Series 2020-A, Class B, 4.27%, 6/16/25(1)	512	516,855
Series 2020-A, Class C, 4.20%, 6/16/25(1)	238	239,084
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	164	175,824
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	950	947,014
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	255	254,738
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40(1)	65	65,536
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	126	134,688
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	805	831,404
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	80	83,065
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	1,219	1,239,960
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	346	362,300
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	433	459,945
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	973	999,012
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	635	683,295
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	123	115,007
Marlette Funding Trust:
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	425	427,989
Series 2020-2A, Class C, 2.83%, 9/16/30(1)	107	109,527
Series 2021-1A, Class A, 0.60%, 6/16/31(1)	171	171,142
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	580	637,877
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,510	1,569,973
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	284	284,873
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	162	165,247
Security	Principal Amount (000's omitted)	Value
Mosaic Solar Loan Trust: (continued)
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	$132	$ 138,988
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	340	335,174
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	491	491,021
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	722	716,284
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	995	1,028,896
OneMain Financial Issuance Trust:
Series 2016-3A, Class A, 3.83%, 6/18/31(1)	532	536,379
Series 2018-1A, Class A, 3.30%, 3/14/29(1)	998	1,001,997
Oportun Funding X, LLC, Series 2018-C, Class C, 5.52%, 10/8/24(1)	570	570,523
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	265	264,096
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	979	982,442
Series 2021-B, Class C, 3.65%, 5/8/31(1)	178	178,664
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	1,625	1,638,517
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	695	695,498
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	1,060	1,068,108
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	141	147,516
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	621	628,952
Prosper Marketplace Issuance Trust, Series 2017-1A, Class C, 5.80%, 6/15/23(1)	2	1,937
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	1,000	1,052,009
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	353	367,049
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	446	470,396
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	2,027	2,143,687
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	67	67,000
Series 2020-A, Class A, 2.62%, 12/15/26(1)	125	125,736
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	431	451,912
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	412	412,570
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	1,403	1,434,817
Series 2014-2, Class B, 5.44%, 7/20/44(1)	1,671	1,681,769
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,144	1,213,175
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,032	1,043,620

Calvert
Balanced Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	$4,911	$ 5,204,888
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	405	417,634
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	1,366	1,359,721
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,462	1,500,582
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	248	259,785
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	481	513,767
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	461	460,941
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	332	357,561
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	752	802,052
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	9	8,663
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	140	140,939
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	2,016	2,043,226
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	395	403,342
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	160	160,735
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	204	205,379
Theorem Funding Trust, Series 2020-1A, Class A, 2.48%, 10/15/26(1)	98	98,993
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	134	100,269
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	1,184	1,275,356
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	161	167,871
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	932	965,135
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,405	1,399,711
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	1,009	1,019,849
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	379	348,651
Series 2020-A, Class C, 6.657%, 3/15/45(1)	220	156,923
Total Asset-Backed Securities (identified cost $54,477,342)		$55,588,213

Collateralized Mortgage Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2020-4A, Class M2A, 2.692%, (1 mo. USD LIBOR + 2.60%), 6/25/30(1)(2)	$373	$ 375,522
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.: (continued)
Series 2021-1A, Class M1A, 1.80%, (SOFR + 1.75%), 3/25/31(1)(2)	$345	$ 349,970
Series 2021-1A, Class M1B, 2.25%, (SOFR + 2.20%), 3/25/31(1)(2)	248	256,451
Series 2021-1A, Class M1C, 3.00%, (SOFR + 2.95%), 3/25/31(1)(2)	150	157,504
Series 2021-2A, Class M1A, 1.25%, (SOFR + 1.20%), 6/25/31(1)(2)	558	559,998
Eagle Re, Ltd., Series 2021-1, Class M1A, 1.75%, (SOFR + 1.70%), 10/25/33(1)(2)	824	829,910
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.342%, (1 mo. USD LIBOR + 3.25%), 5/25/25(2)	421	428,715
Series 2017-HQA2, Class M2, 2.742%, (1 mo. USD LIBOR + 2.65%), 12/25/29(2)	396	403,879
Series 2018-DNA1, Class M2, 1.892%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	570	574,301
Series 2018-DNA1, Class M2AT, 1.142%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	741	738,477
Series 2019-DNA2, Class M2, 2.542%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	140	142,293
Series 2019-DNA3, Class M2, 2.142%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,708	1,727,578
Series 2019-DNA4, Class M2, 2.042%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	402	404,706
Series 2020-DNA2, Class M1, 0.842%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(2)	160	160,114
Series 2020-DNA4, Class M2, 3.842%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	44	44,170
Series 2020-DNA5, Class M1, 1.35%, (SOFR + 1.30%), 10/25/50(1)(2)	75	75,488
Series 2020-DNA5, Class M2, 2.85%, (SOFR + 2.80%), 10/25/50(1)(2)	330	335,295
Series 2020-DNA6, Class B1, 3.05%, (SOFR + 3.00%), 12/25/50(1)(2)	50	50,519
Series 2020-DNA6, Class M2, 2.05%, (SOFR + 2.00%), 12/25/50(1)(2)	715	722,977
Series 2021-DNA3, Class M1, 0.80%, (SOFR + 0.75%), 10/25/33(1)(2)	645	646,679
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.342%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	371	388,158
Series 2014-C02, Class 1M2, 2.692%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	363	366,145
Series 2014-C02, Class 2M2, 2.692%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	182	184,068
Series 2014-C03, Class 1M2, 3.092%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	154	155,524
Series 2014-C03, Class 2M2, 2.992%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	272	278,112
Series 2014-C04, Class 1M2, 4.992%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	660	684,566

Calvert
Balanced Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2017-C06, Class 1M2, 2.742%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	$471	$ 479,480
Series 2018-C06, Class 1M2, 2.092%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	47	47,543
Series 2018-R07, Class 1M2, 2.492%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	385	387,668
Series 2019-R02, Class 1M2, 2.392%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	34	34,785
Series 2019-R05, Class 1M2, 2.092%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	72	72,373
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	548	596,692
Home Re, Ltd.:
Series 2021-1, Class M1B, 1.642%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	690	700,542
Series 2021-1, Class M2, 2.942%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	215	213,143
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336%, 8/25/21(1)	140	140,566
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(3)	480	482,997
Total Collateralized Mortgage Obligations (identified cost $14,073,676)		$14,196,908

Commercial Mortgage-Backed Securities — 3.2%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(4)	$1,605	$ 1,447,084
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	680	597,946
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	1,115	920,281
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 0.993%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	1,448	1,451,965
Series 2019-XL, Class B, 1.153%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	679	680,835
CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class D, 2.323%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(2)	490	473,557
Extended Stay America Trust:
Series 2021-ESH, Class A, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(5)	324	325,721
Series 2021-ESH, Class C, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(5)	1,118	1,125,335
Series 2021-ESH, Class D, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(5)	439	443,252
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	$3,315	$ 3,542,846
Series KG03, Class A2, 1.297%, 6/25/30(4)	770	757,724
Series KSG1, Class A2, 1.503%, 9/25/30	704	706,629
Series KW06, Class A2, 3.80%, 6/25/28(4)	1,135	1,307,029
Series W5FX, Class AFX, 3.336%, 4/25/28(4)	412	459,933
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.023%, 9/25/27(4)	1,196	1,310,296
Series 2018-M4, Class A2, 3.147%, 3/25/28(4)	3,131	3,477,677
Series 2018-M13, Class A2, 3.697%, 9/25/30(4)	3,600	4,245,997
Series 2019-M1, Class A2, 3.673%, 9/25/28(4)	1,229	1,405,741
Series 2019-M22, Class A2, 2.522%, 8/25/29	2,727	2,927,361
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,492,466
Series 2020-M20, Class A2, 1.435%, 10/25/29	1,505	1,503,079
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.342%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	130	132,109
Series 2020-01, Class M10, 3.842%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	980	1,022,991
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	246,828
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	225	66,178
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(6)	1,540	1,541,169
Series 2019-BPR, Class A, 1.473%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(6)	1,315	1,286,607
Series 2019-BPR, Class B, 2.173%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(6)	386	360,144
Series 2019-BPR, Class C, 3.123%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(6)	205	178,527
Motel 6 Trust:
Series 2017-MTL6, Class D, 2.223%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	175	175,115
Series 2017-MTL6, Class E, 3.323%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	99	99,185
Series 2017-MTL6, Class F, 4.323%, (1 mo. USD LIBOR + 4.25%), 8/15/34(1)(2)	148	149,373
RETL Trust, Series 2019-RVP, Class C, 2.173%, (1 mo. USD LIBOR + 2.10%), 3/15/36(1)(2)	167	166,748
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	504	526,722
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(4)	850	767,915
Total Commercial Mortgage-Backed Securities (identified cost $37,481,183)		$38,322,365

Calvert
Balanced Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Common Stocks — 65.1%

Security	Shares	Value
Auto Components — 1.2%
Aptiv PLC(7)	91,600	$ 14,411,428
		$ 14,411,428
Banks — 3.1%
PNC Financial Services Group, Inc. (The)	95,200	$ 18,160,352
Wells Fargo & Co.	433,700	19,642,273
		$ 37,802,625
Beverages — 2.5%
Coca-Cola Co. (The)	264,600	$ 14,317,506
Coca-Cola Europacific Partners PLC	268,200	15,909,624
		$30,227,130
Biotechnology — 1.4%
AbbVie, Inc.	151,800	$17,098,752
		$17,098,752
Building Products — 1.4%
AZEK Co., Inc. (The)(7)	199,800	$8,483,508
Trane Technologies PLC	46,400	8,544,096
		$17,027,604
Capital Markets — 5.0%
Goldman Sachs Group, Inc. (The)	24,200	$9,184,626
Intercontinental Exchange, Inc.	133,300	15,822,710
S&P Global, Inc.	45,400	18,634,430
Tradeweb Markets, Inc., Class A	200,066	16,917,581
		$60,559,347
Commercial Services & Supplies — 0.9%
Waste Management, Inc.	73,925	$10,357,632
		$10,357,632
Containers & Packaging — 0.9%
AptarGroup, Inc.	74,400	$10,478,496
		$10,478,496
Electrical Equipment — 0.8%
AMETEK, Inc.	75,100	$10,025,850
		$10,025,850
Electronic Equipment, Instruments & Components — 0.8%
TE Connectivity, Ltd.	70,000	$9,464,700
		$9,464,700
Security	Shares	Value
Energy Equipment & Services — 1.3%
Baker Hughes Co.	706,100	$ 16,148,507
		$ 16,148,507
Entertainment — 1.3%
Walt Disney Co. (The)(7)	89,900	$ 15,801,723
		$ 15,801,723
Equity Real Estate Investment Trusts (REITs) — 1.1%
Lamar Advertising Co., Class A	126,300	$ 13,188,246
		$ 13,188,246
Food & Staples Retailing — 1.3%
Sysco Corp.	204,300	$15,884,325
		$15,884,325
Health Care Equipment & Supplies — 2.9%
Boston Scientific Corp.(7)	389,800	$16,667,848
Danaher Corp.	70,100	18,812,036
		$35,479,884
Health Care Providers & Services — 1.2%
Anthem, Inc.	38,700	$14,775,660
		$14,775,660
Hotels, Restaurants & Leisure — 1.0%
Marriott International, Inc., Class A(7)	84,500	$11,535,940
		$11,535,940
Independent Power and Renewable Electricity Producers — 1.0%
NextEra Energy Partners, L.P.	160,328	$12,242,646
		$12,242,646
Interactive Media & Services — 5.1%
Alphabet, Inc., Class C(7)	18,812	$47,148,892
Match Group, Inc.(7)	85,830	13,840,087
		$60,988,979
Internet & Direct Marketing Retail — 4.0%
Amazon.com, Inc.(7)	14,066	$48,389,290
		$48,389,290
IT Services — 5.2%
Automatic Data Processing, Inc.	62,500	$12,413,750
Cognizant Technology Solutions Corp., Class A	118,514	8,208,280
PayPal Holdings, Inc.(7)	58,700	17,109,876

Calvert
Balanced Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Visa, Inc., Class A	106,000	$ 24,784,920
		$ 62,516,826
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	32,297	$ 16,292,868
		$ 16,292,868
Machinery — 0.9%
Stanley Black & Decker, Inc.	53,300	$ 10,925,967
		$ 10,925,967
Pharmaceuticals — 1.9%
Sanofi	144,300	$15,160,530
Zoetis, Inc.	44,800	8,348,928
		$23,509,458
Professional Services — 1.6%
Booz Allen Hamilton Holding Corp.	113,400	$9,659,412
Clarivate PLC(7)	369,300	10,166,829
		$19,826,241
Road & Rail — 0.9%
Union Pacific Corp.	47,100	$10,358,703
		$10,358,703
Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	74,300	$12,791,488
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	90,800	10,910,528
Texas Instruments, Inc.	64,096	12,325,661
		$36,027,677
Software — 5.4%
Intuit, Inc.	17,767	$8,708,850
Microsoft Corp.	208,351	56,442,286
		$65,151,136
Specialty Retail — 1.1%
TJX Cos., Inc. (The)	189,100	$12,749,122
		$12,749,122
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	307,908	$42,171,080
		$42,171,080
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.8%
VF Corp.	115,500	$ 9,475,620
		$ 9,475,620
Venture Capital — 0.2%
CFBanc Corp.(7)(8)(9)	27,000	$ 989,656
Consensus Orthopedics, Inc.(7)(8)(9)	180,877	0
Kickboard(7)(8)(9)	169,932	4,452
Learn Capital Venture Partners III, L.P.(7)(8)(9)	1,047,755	1,664,091
Neighborhood Bancorp, Class A(7)(8)(9)	10,000	12,500
		$2,670,699
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.(7)	83,845	$12,143,271
		$12,143,271
Total Common Stocks (identified cost $526,555,162)		$785,707,432

Convertible Bonds — 0.0%(10)

Security	Principal Amount (000's omitted)	Value
Technology — 0.0%(10)
ams AG, 0.875%, 9/28/22(11)	$200	$ 195,671
Total Convertible Bonds (identified cost $192,381)		$ 195,671

Convertible Preferred Stocks — 0.0%(10)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(10)
Becton Dickinson and Co., Series B, 6.00%(12)	1,650	$ 88,291
Total Convertible Preferred Stocks (identified cost $90,985)		$ 88,291

Corporate Bonds — 14.2%

Security	Principal Amount (000's omitted)	Value
Basic Materials — 0.2%
LG Chem, Ltd.:
3.25%, 10/15/24(1)	$1,250	$ 1,344,266
3.625%, 4/15/29(1)	575	635,191
		$ 1,979,457

Calvert
Balanced Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Communications — 1.3%
AT&T, Inc.:
2.30%, 6/1/27	$1	$ 1,035
3.10%, 2/1/43	83	81,492
3.50%, 9/15/53(1)	92	92,569
3.65%, 6/1/51	1,848	1,923,414
3.65%, 9/15/59(1)	111	112,734
3.80%, 12/1/57(1)	1,097	1,145,024
4.90%, 6/15/42	785	951,644
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	2,577	2,965,329
Comcast Corp.:
2.45%, 8/15/52(12)	1,213	1,098,166
4.70%, 10/15/48	350	452,031
Crown Castle Towers, LLC, 3.663%, 5/15/45(1)	450	481,201
Discovery Communications, LLC, 5.20%, 9/20/47(12)	806	1,003,407
NBCUniversal Media, LLC, 4.45%, 1/15/43	405	498,530
Nokia Oyj:
4.375%, 6/12/27	622	688,915
6.625%, 5/15/39	890	1,154,486
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	463	542,907
SES S.A., 5.30%, 4/4/43(1)	274	322,073
Sprint Corp., 7.25%, 9/15/21	160	162,698
T-Mobile USA, Inc.:
2.25%, 2/15/26(12)	48	48,420
2.25%, 11/15/31	161	159,423
2.55%, 2/15/31	371	376,194
2.625%, 4/15/26	697	714,415
4.50%, 4/15/50	860	1,025,105
Ziggo B.V., 5.50%, 1/15/27(1)	150	156,233
		$16,157,445
Consumer, Cyclical — 1.1%
7-Eleven, Inc., 0.80%, 2/10/24(1)	$907	$905,098
American Airlines Pass-Through Trust:
4.40%, 9/22/23	222	217,696
5.25%, 1/15/24	793	780,950
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	765	810,900
5.75%, 4/20/29(1)	44	47,630
Aptiv PLC, 5.40%, 3/15/49	115	156,162
Delta Air Lines, Inc., 3.625%, 3/15/22	719	729,258
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	1,085	1,207,134
Ford Motor Credit Co., LLC:
1.068%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	910	908,885
1.256%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	525	523,133
Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
Ford Motor Credit Co., LLC: (continued)
2.979%, 8/3/22	$2,615	$ 2,657,807
3.087%, 1/9/23	567	579,049
4.14%, 2/15/23	675	700,312
5.875%, 8/2/21	200	201,270
Macy's Retail Holdings, LLC:
2.875%, 2/15/23	617	625,027
3.625%, 6/1/24	84	86,184
MDC Holdings, Inc., 2.50%, 1/15/31(12)	128	124,863
Meritage Homes Corp., 3.875%, 4/15/29(1)	41	42,486
Nordstrom, Inc.:
4.25%, 8/1/31(1)(12)	495	516,138
4.375%, 4/1/30(12)	894	933,020
5.00%, 1/15/44	792	790,587
Tesla, Inc., 5.30%, 8/15/25(1)	113	116,943
		$13,660,532
Consumer, Non-cyclical — 1.1%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$200	$210,750
4.25%, 11/1/29(1)	987	1,068,428
Block Financial, LLC, 3.875%, 8/15/30	1,004	1,086,371
Centene Corp.:
2.50%, 3/1/31	1,157	1,142,538
3.375%, 2/15/30	472	494,031
4.25%, 12/15/27	575	606,625
4.625%, 12/15/29	74	81,475
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	347	345,493
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	645	624,118
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	655	701,673
CVS Health Corp., 3.00%, 8/15/26	1,400	1,511,254
CVS Pass-Through Trust, 6.036%, 12/10/28	637	746,448
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	1,705	1,563,507
Ford Foundation (The), 2.415%, 6/1/50	1,095	1,056,530
Hikma Finance USA, LLC, 3.25%, 7/9/25(11)	200	209,033
Kraft Heinz Foods Co., 4.375%, 6/1/46	1,514	1,718,443
Smithfield Foods, Inc.:
3.00%, 10/15/30(1)	192	193,819
5.20%, 4/1/29(1)	90	104,866
		$13,465,402
Energy — 0.3%
NuStar Logistics, L.P.:
5.75%, 10/1/25	$97	$105,780
6.00%, 6/1/26	509	553,283

Calvert
Balanced Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Energy (continued)
NuStar Logistics, L.P.: (continued)
6.375%, 10/1/30	$334	$ 369,954
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	843	865,061
5.00%, 1/31/28(1)	1,696	1,800,796
		$ 3,694,874
Financial — 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	$716	$768,023
4.625%, 10/15/27(12)	450	504,388
6.50%, 7/15/25	413	484,716
Affiliated Managers Group, Inc., 3.30%, 6/15/30	996	1,076,589
Agree L.P., 2.00%, 6/15/28	329	326,651
Air Lease Corp., 2.875%, 1/15/26	816	858,022
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	849	874,045
American Assets Trust, L.P., 3.375%, 2/1/31	176	181,555
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27(12)	845	822,654
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(13)	1,102	1,147,843
Banco BTG Pactual S.A., 4.50%, 1/10/25(1)	200	209,740
Bank of America Corp.:
0.981% to 9/25/24, 9/25/25(13)	1,140	1,139,416
1.734% to 7/22/26, 7/22/27(13)	2,064	2,080,994
1.898% to 7/23/30, 7/23/31(13)	1,365	1,328,253
1.922% to 10/24/30, 10/24/31(13)	1,238	1,207,741
2.087% to 6/14/28, 6/14/29(13)	887	895,042
2.456% to 10/22/24, 10/22/25(13)	2,965	3,103,607
Bank of Montreal, 2.05%, 11/1/22	1,898	1,942,775
Bank of Nova Scotia (The), 2.375%, 1/18/23	1,362	1,404,681
BankUnited, Inc., 5.125%, 6/11/30	731	853,342
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	859	869,823
5.125% to 1/18/28, 1/18/33(1)(13)	514	536,976
Capital One Financial Corp.:
3.30%, 10/30/24	419	451,574
3.75%, 7/28/26(12)	658	726,625
4.20%, 10/29/25	575	642,379
Charles Schwab Corp. (The), 4.00% to 6/1/26(13)(14)	123	128,535
CI Financial Corp.:
3.20%, 12/17/30	1,014	1,041,750
4.10%, 6/15/51	511	535,069
Citigroup, Inc.:
0.776% to 10/30/23, 10/30/24(13)	1,600	1,604,522
1.198%, (3 mo. USD LIBOR + 1.07%), 12/8/21(2)	300	301,125
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Citigroup, Inc.: (continued)
1.678% to 5/15/23, 5/15/24(13)	$1,848	$ 1,887,503
2.666% to 1/29/30, 1/29/31(13)	1,056	1,091,081
3.106% to 4/8/25, 4/8/26(13)	840	899,423
3.887% to 1/10/27, 1/10/28(13)	2,746	3,058,593
4.00% to 12/10/25(13)(14)	770	797,913
Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34(1)(13)	487	516,069
Digital Realty Trust, L.P., 4.75%, 10/1/25	525	597,446
Discover Bank, 4.682% to 8/9/23, 8/9/28(13)	605	643,094
Discover Financial Services:
3.95%, 11/6/24	300	327,322
6.125% to 6/23/25(13)(14)	247	278,110
Extra Space Storage L.P., 2.55%, 6/1/31	628	632,999
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	1,071	1,080,371
6.00%, 4/15/25(1)	695	734,653
Iron Mountain, Inc.:
4.50%, 2/15/31(1)(12)	766	776,533
5.00%, 7/15/28(1)	294	306,098
JPMorgan Chase & Co.:
0.63%, (SOFR + 0.58%), 3/16/24(2)	1,477	1,487,086
2.522% to 4/22/30, 4/22/31(13)	1,465	1,508,771
2.739% to 10/15/29, 10/15/30(13)	485	508,022
2.956% to 5/13/30, 5/13/31(13)	533	560,499
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	758	814,763
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(13)	860	897,263
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(13)	1,303	1,297,450
3.624%, 6/3/30(1)	744	787,813
Mastercard, Inc., 1.90%, 3/15/31	469	474,467
National Australia Bank, Ltd., 3.625%, 6/20/23	575	610,557
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(13)	759	756,540
Newmark Group, Inc., 6.125%, 11/15/23	327	360,334
OneMain Finance Corp., 3.50%, 1/15/27	551	555,821
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	3,618	3,797,525
Radian Group, Inc.:
4.875%, 3/15/27	1,150	1,254,052
6.625%, 3/15/25	77	87,000
SBA Tower Trust, 3.722%, 4/9/48(1)	1,100	1,113,277
SITE Centers Corp., 3.625%, 2/1/25	517	546,762
Societe Generale S.A., 4.75% to 5/26/26(1)(13)(14)	690	716,738
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(13)	326	327,626
1.319% to 10/14/22, 10/14/23(1)(13)	459	463,526

Calvert
Balanced Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Standard Chartered PLC: (continued)
1.456% to 1/14/26, 1/14/27(1)(13)	$703	$ 697,405
Stifel Financial Corp., 4.00%, 5/15/30	777	863,090
Sun Communities Operating L.P., 2.70%, 7/15/31	299	299,624
Synovus Bank/Columbus, GA:
2.289% to 2/10/22, 2/10/23(13)	1,529	1,541,102
4.00% to 10/29/25, 10/29/30(13)	782	830,875
Synovus Financial Corp.:
3.125%, 11/1/22	311	319,897
5.90% to 2/7/24, 2/7/29(13)	71	77,072
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(13)	568	591,544
Truist Financial Corp.:
1.267% to 3/2/26, 3/2/27(13)	748	747,542
5.10% to 3/1/30(12)(13)(14)	986	1,110,482
UBS AG, 1.25%, 6/1/26(1)	928	925,978
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(13)	994	974,672
4.375% to 2/10/31(1)(13)(14)	449	459,866
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(13)	545	594,845
Welltower, Inc., 2.75%, 1/15/31(12)	629	649,130
Westpac Banking Corp., 2.668% to 11/15/30, 11/15/35(12)(13)	561	552,512
		$71,837,191
Government - Multinational — 1.1%
Asian Development Bank, 3.125%, 9/26/28	$1,160	$1,303,386
European Investment Bank:
2.375%, 5/24/27	2,741	2,943,391
2.875%, 6/13/25(1)	2,812	3,051,590
International Bank for Reconstruction & Development:
0.18%, (SOFR + 0.13%), 1/13/23(2)	1,637	1,637,769
1.375%, 4/20/28	1,200	1,210,786
3.125%, 11/20/25	2,600	2,861,079
Nordic Investment Bank, 2.25%, 9/30/21	673	676,512
		$13,684,513
Government - Regional — 0.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$1,940	$1,932,500
		$1,932,500
Industrial — 1.0%
FedEx Corp., 4.55%, 4/1/46	$795	$967,114
Flowserve Corp., 3.50%, 10/1/30	473	499,490
Hexcel Corp.:
4.20%, 2/15/27	825	888,606
Security	Principal Amount (000's omitted)	Value
Industrial (continued)
Hexcel Corp.: (continued)
4.95%, 8/15/25	$86	$ 94,807
Imola Merger Corp., 4.75%, 5/15/29(1)	102	105,060
Jabil, Inc.:
3.00%, 1/15/31	1,494	1,539,182
3.60%, 1/15/30	1,434	1,554,295
4.70%, 9/15/22	1,239	1,300,310
nVent Finance S.a.r.l., 4.55%, 4/15/28	1,965	2,161,429
Owens Corning, 3.95%, 8/15/29	1,695	1,916,913
SMBC Aviation Capital Finance DAC, 2.65%, 7/15/21(1)	540	540,407
Valmont Industries, Inc.:
5.00%, 10/1/44	110	133,646
5.25%, 10/1/54	675	839,954
		$12,541,213
Other Revenue — 0.1%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$1,625	$1,668,723
		$1,668,723
Technology — 0.5%
DXC Technology Co.:
4.125%, 4/15/25	$644	$708,184
4.75%, 4/15/27(12)	153	176,311
Hewlett Packard Enterprise Co., 0.914%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	525	525,126
Microsoft Corp., 2.40%, 8/8/26	575	613,344
Seagate HDD Cayman:
3.375%, 7/15/31(1)	510	493,509
4.091%, 6/1/29(1)	856	877,563
4.875%, 3/1/24	480	518,666
5.75%, 12/1/34(12)	439	505,792
Western Digital Corp., 4.75%, 2/15/26	1,361	1,514,112
		$5,932,607
Utilities — 1.3%
AES Corp. (The), 2.45%, 1/15/31(1)	$1,551	$1,537,113
American Water Capital Corp.:
2.30%, 6/1/31	1,735	1,765,328
2.95%, 9/1/27	750	809,380
Avangrid, Inc.:
3.15%, 12/1/24	805	861,583
3.80%, 6/1/29	1,635	1,847,151
Clearway Energy Operating, LLC, 5.00%, 9/15/26	940	968,886
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	429	472,084
Enel Finance International NV, 2.65%, 9/10/24(1)	1,456	1,531,480

Calvert
Balanced Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utilities (continued)
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	$200	$ 205,579
MidAmerican Energy Co.:
3.15%, 4/15/50	500	535,396
4.25%, 7/15/49	735	927,473
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	808	817,976
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	73	77,106
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	586	577,555
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,715	1,779,655
Public Service Co. of Colorado, 3.70%, 6/15/28	548	619,025
		$15,332,770
Total Corporate Bonds (identified cost $165,899,928)		$171,887,227

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(9)(15)	$2,500	$ 2,450,050
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(9)(16)	393	372,179
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(9)(16)	506	457,849
Total High Social Impact Investments (identified cost $3,399,000)		$ 3,280,078

Preferred Stocks — 0.4%

Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%(10)
AGNC Investment Corp., Series F, 6.125% to 4/15/25(13)	14,435	$ 361,597
		$ 361,597
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(13)	30,843	$ 681,939
		$ 681,939
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	33,000	$ 824,010
Series A2, 6.375%	28,000	736,400
		$1,560,410
Security	Shares	Value
Venture Capital — 0.0%(10)
Consensus Orthopedics, Inc.:
Series A-1(7)(8)(9)	420,683	$ 0
Series B(7)(8)(9)	348,940	0
Series C(7)(8)(9)	601,710	0
Kickboard:
Series A(7)(8)(9)	1,155,503	279,747
Series A2(7)(8)(9)	404,973	107,196
Lumni, Inc., Series B(7)(8)(9)	17,265	66,600
Wind Harvest Co., Inc.(7)(8)(9)	8,696	0
		$453,543
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.:
5.50%	60,000	$1,571,400
6.25%(12)	4,575	125,218
		$1,696,618
Total Preferred Stocks (identified cost $5,039,018)		$4,754,107

Senior Floating-Rate Loans — 0.6%(17)

Borrower/Description	Principal Amount (000's omitted)	Value
Building and Development — 0.0%(10)
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$585	$ 580,998
		$ 580,998
Drugs — 0.1%
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	$888	$ 887,720
		$ 887,720
Electronics/Electrical — 0.1%
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	$589	$ 591,341
MA FinanceCo., LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	36	35,878
Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24	245	242,293
SS&C European Holdings S.a.r.l., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	83	82,298
SS&C Technologies, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	110	108,320

Calvert
Balanced Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
Ultimate Software Group, Inc. (The), Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26	$772	$ 773,447
		$ 1,833,577
Equipment Leasing — 0.0%(10)
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$305	$ 304,699
		$ 304,699
Health Care — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$820	$ 820,068
		$ 820,068
Insurance — 0.1%
Asurion, LLC:
Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$313	$311,609
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26	149	147,723
USI, Inc., Term Loan, 3.147%, (3 mo. USD LIBOR + 3.00%), 5/16/24	829	823,018
		$1,282,350
Leisure Goods/Activities/Movies — 0.0%(10)
Bombardier Recreational Products, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$166	$164,071
		$164,071
Telecommunications — 0.2%
CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$837	$827,496
Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/1/27	176	173,108
Ziggo Financing Partnership, Term Loan, 2.573%, (1 mo. USD LIBOR + 2.50%), 4/30/28	845	837,841
		$1,838,445
Total Senior Floating-Rate Loans (identified cost $7,724,228)		$7,711,928

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$591	$ 555,150
2.00%, 9/29/22	2,782	2,845,371
Kuntarahoitus Oyj, 1.375%, 9/21/21(1)	204	204,551
Nederlandse Waterschapsbank NV, 2.125%, 11/15/21(1)	580	584,283
Total Sovereign Government Bonds (identified cost $4,222,811)		$ 4,189,355

Taxable Municipal Obligations — 1.3%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(18)	$800	$ 1,081,240
Massachusetts, Green Bonds, 3.277%, 6/1/46	880	982,942
New York City, NY, 5.206%, 10/1/31(18)	1,275	1,563,635
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630	705,039
		$ 4,332,856
Special Tax Revenue — 0.4%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$935	$ 989,445
2.484%, 6/1/27	665	707,407
2.534%, 6/1/28	830	883,560
2.584%, 6/1/29	455	484,429
2.984%, 6/1/33	520	556,083
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(18)	400	489,016
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(18)	1,000	1,286,960
		$5,396,900
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$383,754
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds:
2.094%, 9/1/30	430	440,002
2.184%, 9/1/31	345	352,756
2.264%, 9/1/32	305	311,329
2.344%, 9/1/33	335	341,335
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	353,685
Green Bonds, 1.701%, 5/1/31	320	316,707

Calvert
Balanced Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Diego County Water Authority, CA: (continued)
Green Bonds, 1.951%, 5/1/34	$190	$ 188,383
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	3,420	3,667,300
		$ 6,355,251
Total Taxable Municipal Obligations (identified cost $14,873,487)		$ 16,085,007

U.S. Government Agencies and Instrumentalities — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$305	$ 312,650
2.618%, 8/1/23	153	160,067
2.668%, 8/1/24	534	565,459
2.738%, 8/1/25	534	575,327
3.435%, 8/1/34	530	589,888
3.485%, 8/1/35	295	334,288
3.585%, 8/1/37	547	621,902
U.S. International Development Finance Corp.:
3.22%, 9/15/29	745	817,857
3.52%, 9/20/32	762	851,673
Total U.S. Government Agencies and Instrumentalities (identified cost $4,534,164)		$4,829,111

U.S. Government Agency Mortgage-Backed Securities — 3.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$420	$ 443,723
Federal National Mortgage Association:
30-Year, 2.00%, TBA(19)	840	848,872
30-Year, 2.50%, TBA(19)	13,450	13,913,394
30-Year, 3.00%, TBA(19)	15,410	16,067,336
Pool #AN1879, 2.65%, 6/1/26	593	634,919
Pool #AN1909, 2.68%, 7/1/26	650	698,937
Pool #BM3990, 4.00%, 3/1/48	1,088	1,163,085
Pool #FM1867, 3.00%, 11/1/49	1,129	1,176,474
Pool #FM6803, 2.00%, 4/1/51	727	740,836
Pool #FM7023, 3.00%, 7/1/49	1,632	1,700,927
Pool #MA3149, 4.00%, 10/1/47	1,250	1,341,957
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	$1,039	$ 1,082,667
Pool #CB8629, 2.50%, 4/20/51	1,364	1,427,520
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $41,173,157)		$ 41,240,647

U.S. Treasury Obligations — 5.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 11/15/40	$961	$ 863,264
1.375%, 8/15/50	1,843	1,554,239
1.875%, 2/15/41	2,757	2,699,706
1.875%, 2/15/51	4,453	4,251,223
2.00%, 2/15/50	1,316	1,293,279
2.25%, 5/15/41	796	828,462
2.375%, 5/15/51	4,500	4,805,508
2.875%, 5/15/49	815	954,601
3.125%, 5/15/48	371	452,577
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28(20)	3,498	4,016,398
U.S. Treasury Notes:
0.125%, 6/30/22	272	272,077
0.125%, 4/30/23	2,176	2,172,175
0.125%, 6/30/23	8,500	8,479,912
0.25%, 5/15/24	2,524	2,510,394
0.25%, 6/15/24	3,937	3,913,163
0.25%, 6/30/25	185	181,755
0.375%, 3/31/22	271	271,603
0.375%, 11/30/25	3,161	3,104,375
0.375%, 12/31/25	6,951	6,820,397
0.375%, 1/31/26	1,794	1,758,330
0.75%, 4/30/26	3,823	3,804,034
1.125%, 2/28/22	6,170	6,212,625
1.125%, 2/29/28	3,655	3,644,720
1.25%, 3/31/28	1,609	1,615,599
1.25%, 4/30/28	767	769,517
1.25%, 6/30/28	1,511	1,513,479
1.625%, 12/31/21	1,218	1,227,499
Total U.S. Treasury Obligations (identified cost $69,310,331)		$69,990,911

Calvert
Balanced Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Venture Capital Debt Obligations — 0.0%(10)

Security	Principal Amount (000's omitted)	Value
Kickboard Bridge Note, 8.00%, 4/6/22(8)(9)	$41	$ 40,196
Total Venture Capital Debt Obligations (identified cost $41,000)		$ 40,196

Venture Capital Limited Partnership Interests — 0.0%(10)

Security	Value
First Analysis Private Equity Fund IV, L.P.(7)(8)(9)	$ 303,462
GEEMF Partners, L.P.(7)(8)(9)(15)	11,205
Global Environment Emerging Markets Fund, L.P.(7)(8)(9)	32,088
Solstice Capital, L.P.(7)(8)(9)	24,209
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 370,964

Short-Term Investments — 1.8%
Affiliated Fund — 1.5%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(21)	18,947,830	$ 18,947,830
Total Affiliated Fund (identified cost $18,947,909)		$ 18,947,830
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(22)	3,286,633	$ 3,286,633
Total Securities Lending Collateral (identified cost $3,286,633)		$ 3,286,633
Total Short-Term Investments (identified cost $22,234,542)		$ 22,234,463
Total Investments — 102.7% (identified cost $971,322,395)		$1,240,712,874
Other Assets, Less Liabilities — (2.7)%		$ (33,132,153)
Net Assets — 100.0%		$1,207,580,721

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $120,161,493 or 10.0% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2021.
(3)	Step coupon security. Interest rate represents the rate in effect at June 30, 2021.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2021.
(5)	When-issued, variable rate security whose interest rate will be determined after June 30, 2021.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.
(7)	Non-income producing security.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(9)	Restricted security. Total market value of restricted securities amounts to $6,815,480, which represents 0.5% of the net assets of the Fund as of June 30, 2021.
(10)	Amount is less than 0.05%.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of these securities is $404,704 or less than 0.05% of the Fund’s net assets.
(12)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $5,666,650 and the total market value of the collateral received by the Fund was $5,823,797, comprised of cash of $3,286,633 and U.S. government and/or agencies securities of $2,537,164.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(15)	May be deemed to be an affiliated company.
(16)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2021.

Calvert
Balanced Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

(17)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(18)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(19)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(20)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(21)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(22)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	15	Long	9/30/21	$1,851,446	$(10,495)
U.S. 10-Year Treasury Note	54	Long	9/21/21	7,155,000	25,191
U.S. Long Treasury Bond	38	Long	9/21/21	6,108,500	175,976
U.S. Ultra-Long Treasury Bond	30	Long	9/21/21	5,780,625	281,427
U.S. Long Treasury Bond	(3)	Short	9/21/21	(482,250)	(12,099)
U.S. Ultra 10-Year Treasury Note	(318)	Short	9/21/21	(46,810,594)	(820,423)
U.S. Ultra-Long Treasury Bond	(16)	Short	9/21/21	(3,083,000)	(133,546)
					$(493,969)
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,500,000
CFBanc Corp., Common Stock	3/14/03	270,000
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV, L.P.	2/25/02-7/6/11	0
GEEMF Partners, L.P.	2/28/97	0
Global Environment Emerging Markets Fund, L.P.	1/14/94-2/1/95	0
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	393,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	506,000
Kickboard, Common Stock	5/23/13	0
Kickboard, Series A, Preferred	2/12/13	285,328

Calvert
Balanced Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
Kickboard, Series A2, Preferred	6/19/14	$100,000
Kickboard Bridge Note, 8.00%, 4/6/22	9/16/15	41,000
Learn Capital Venture Partners III, L.P., Common Stock	8/30/16-6/2/21	1,047,755
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,000
Solstice Capital, L.P.	6/26/01-6/17/08	0
Wind Harvest Co., Inc., Preferred	5/16/94	100,000

Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar

Calvert
Balanced Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2021, the Fund entered into forward foreign currency exchange contracts to enhance return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the fiscal year to date ended June 30, 2021, the Fund entered into futures contracts and options thereon to hedge against fluctuations in interest rates and to manage overall duration.
At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At June 30, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated companies/issuers and funds was $24,775,532, which represents 2.1% of the Fund's net assets. Transactions in the Notes and affiliated companies/issuers and funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 0.773%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)	$ —	$ 400,313	$ —	$ —	$ (572)	$ 1,541,169	$ 4,066	$ 1,540,000
Series 2019-BPR, Class A, 1.473%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)	—	—	—	—	7,401	1,286,607	6,734	1,315,000
Series 2019-BPR, Class B, 2.173%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)	—	—	—	—	3,049	360,144	2,892	386,000
Series 2019-BPR, Class C, 3.123%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)	—	—	—	—	2,848	178,527	2,196	205,000
Corporate Bonds
Morgan Stanley, 0.71%, (SOFR + 0.70%), 1/20/23(1)	—	—	(2,327,619)	6,619	(11,101)	—	1,138	—
High Social Impact Investments
Calvert Impact Capital, Inc.:
Community Investment Notes, 1.50%, 12/15/20(2)	2,602,270	—	(2,615,531)	—	13,261	—	8,174	—
Community Investment Notes, 1.50%, 12/15/23(2)	—	2,500,000	—	—	(49,950)	2,450,050	20,417	2,500,000
Venture Capital Limited Partnership Interests
GEEMF Partners, L.P.(2)(3)(4)	11,713	—	—	—	(508)	11,205	—	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	33,089,296	245,460,977	(259,600,546)	(3,446)	1,549	18,947,830	21,751	18,947,830
Totals				$3,173	$(34,023)	$24,775,532	$67,368

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.
(2)	Restricted security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Balanced Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$55,588,213	$ —	$55,588,213
Collateralized Mortgage Obligations	—	14,196,908	—	14,196,908
Commercial Mortgage-Backed Securities	—	38,322,365	—	38,322,365
Common Stocks	675,880,111(2)	—	—	675,880,111
Common Stocks - Health Care	91,996,092	15,160,530(3)	—	107,156,622
Common Stocks - Venture Capital	—	—	2,670,699	2,670,699
Convertible Bonds	—	195,671	—	195,671
Convertible Preferred Stocks	88,291	—	—	88,291
Corporate Bonds	—	171,887,227	—	171,887,227
High Social Impact Investments	—	3,280,078	—	3,280,078
Preferred Stocks	4,300,564	—	—	4,300,564
Preferred Stocks - Venture Capital	—	—	453,543	453,543
Senior Floating-Rate Loans	—	7,711,928	—	7,711,928
Sovereign Government Bonds	—	4,189,355	—	4,189,355
Taxable Municipal Obligations	—	16,085,007	—	16,085,007
U.S. Government Agencies and Instrumentalities	—	4,829,111	—	4,829,111
U.S. Government Agency Mortgage-Backed Securities	—	41,240,647	—	41,240,647
U.S. Treasury Obligations	—	69,990,911	—	69,990,911
Venture Capital Debt Obligations	—	—	40,196	40,196
Venture Capital Limited Partnership Interests	—	—	370,964	370,964
Short-Term Investments:
Affiliated Fund	—	18,947,830	—	18,947,830
Securities Lending Collateral	3,286,633	—	—	3,286,633
Total Investments	$775,551,691	$461,625,781	$3,535,402	$1,240,712,874
Futures Contracts	$482,594	$ —	$ —	$482,594
Total	$776,034,285	$461,625,781	$3,535,402	$1,241,195,468
Liability Description
Futures Contracts	$(976,563)	$ —	$ —	$(976,563)
Total	$(976,563)	$ —	$ —	$(976,563)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
(3)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2021 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.